UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado  80202

(Address of principal executive offices)  (Zip code)

Erin E. Douglas
Financial Investors Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1 – Proxy Voting Record.

ARISTATA EQUITY FUND

ARCHER-DANIELS-MIDLAND

Ticker:	ADM	Security ID:	039483102
Meeting Date:	NOV 4, 2004	Meeting Type:	Annual
Record Date:	SEP 15, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director G. Allen Andreas	For	For	Management
1.2	Elect Director Alan L. Boeckmann	For	For	Management
1.3	Elect Director Mollie Hale Carter	For	For	Management
1.4	Elect Director Roger S. Joslin	For	For	Management
1.5	Elect Director Patrick J. Moore	For	For	Management
1.6	Elect Director M. Brian Mulroney	For	For	Management
1.7	Elect Director Thomas F. O’Neill	For	For	Management
1.8	Elect Director O.G. Webb	For	For	Management
1.9	Elect Director Kelvin R. Westbrook	For	For	Management
2	Amend Omnibus Stock Plan	For	For	Management
3	Approve Employee Stock Purchase Plan	For	For	Management
4	Report on Genetically Engineered Products	Against	Against	Shareholder

ATMOS ENERGY CORP.

Ticker:	ATO	Security ID:	049560105
Meeting Date:	FEB 9, 2005	Meeting Type:	Annual
Record Date:	DEC 15, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Travis W. Bain 3rd	For	For	Management
1.2	Elect Director Dan Busbee	For	For	Management
1.3	Elect Director Richard K. Gordon	For	For	Management
1.4	Elect Director Gene C. Koonce	For	For	Management
1.5	Elect Director Nancy K. Quinn	For	For	Management
2.	Increase Authorized Common Stock	For	For	Management

BARR PHARMACEUTICALS, INC.

Ticker:	BRL	Security ID:	068306109
Meeting Date:	OCT 28, 2004	Meeting Type:	Annual
Record Date:	SEPT 3, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Bruce L. Downey	For	For	Management
1.2	Elect Director Paul M. Bisaro	For	For	Management
1.3	Elect Director Carole S. Ben-Maimon	For	For	Management
1.4	Elect Director George P. Stephan	For	For	Management
1.5	Elect Director Jack M. Kay	For	For	Management
1.6	Elect Director Harold N. Chefitz	For	For	Management
1.7	Elect Director Richard R. Frankovic	For	For	Management
1.8	Elect Director Peter R. Seaver	For	For	Management
1.9	Elect Director James S. Gilmore, 3rd	For	For	Management
2	Ratify Auditors	For	For	Management

ROBBINS & MYERS, INC.

Ticker:	RBN	Security ID:	770196103
Meeting Date:	DEC 8, 2004	Meeting Type:	Annual
Record Date:	OCT 15, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Daniel W. Duval	For	Withhold	Management
1.2	Elect Director Thomas P. Loftis	For	For	Management
1.3	Elect Director Dale L. Medford	For	For	Management
1.4	Elect Director Jerome F. Tatar	For	For	Management
2	Approve Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

ARISTATA COLORADO TAX-EXEMPT FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

ARISTATA QUALITY BOND FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

U.S. TREASURY MONEY MARKET FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

U.S. GOVERNMENT MONEY MARKET FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

PRIME MONEY MARKET FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Financial Investors Trust

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 29, 2005